Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information [abstract]
Schedule of asset and income by segment

The following tables summarize the Company’s total current and non-current assets and current and non-current liabilities as of December 31, 2025, and 2024 on a segmented basis:

	As at December 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	6,478,353	—	6,478,353
Non-current assets	4,682,556	—	4,682,556
Current liabilities	6,058,294	—	6,058,294

	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	—	5,066,477
Current liabilities	6,678,992	—	6,678,992
	For the year ended December 31, 2025
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	1,219	(237,303)	(236,084)
Total operating expenses	15,301,638	736	15,302,374
Net (loss) income	(27,193,407)	236,567	(26,956,840)

	For the year ended December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(14,695)	(558,196)	(572,891)
Total operating expenses	16,135,899	361	16,136,260
Net (loss) income	(15,473,364)	557,835	(14,915,529)